Retirement Benefit Plans	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Retirement Benefit Plans
23.	RETIREMENT BENEFIT PLANS

a.	Defined contribution plans

1)
The pension plan under the R.O.C. Labor Pension Act (“LPA”) for the Group’s R.O.C. resident employees is a government-managed defined contribution plan. Based on the LPA, the Company and its subsidiaries in R.O.C. makes monthly contributions to employees’ individual pension accounts at 6% of their monthly salaries.

2)	The subsidiaries of the Group located in countries other than R.O.C. also make contributions at various ranges according to relevant local regulations.

b.	Defined benefit plans

1)
The Company and its subsidiaries in R.O.C. joined the defined benefit pension plan under the R.O.C. Labor Standards Law operated by the government. Pension benefits are calculated on the basis of the length of service and average monthly salaries of the last six months before retirement. The Company and its subsidiaries in R.O.C. make contributions based on a certain percentage of their domestic employees’ monthly salaries to a pension fund administered by the pension fund monitoring committee. Before the end of each year, the Company and its subsidiaries in R.O.C. assess the balance in the pension fund. If the balance in the pension fund is inadequate to pay retirement benefits for employees who conform to retirement requirements in the next year, the Company and its subsidiaries in R.O.C. are required to fund the difference in one appropriation that should be made by the end of March in the next year. Pension contributions are deposited in the Bank of Taiwan in the committee’s name and are managed by the Bureau of Labor Funds, Ministry of Labor (“the Bureau”); the Company and its subsidiaries in Taiwan have no right to influence the investment policy and strategy.

2)
Pension plans for certain subsidiaries of the Group stipulate that employees with service years exceeding agreed years are entitled to receive a lump-sum payment based on their length of service and the agreed salaries at the time of termination of employment.

3)
ASE, SPIL, ASE Test, Inc. and ASEE have pension plans for executive managers. Pension costs under the plans were NT$7,735 thousand, NT$11,898 thousand and NT$10,434 thousand (US$318 thousand), and the remeasurement losses were NT$3,778 thousand, NT$954 thousand and NT$12,035 thousand (US$367 thousand) (recognized under the line item of net defined benefit liabilities) for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2023 and 2024, accrued pension liabilities for executive managers were NT$383,805 thousand and NT$381,020 thousand (US$11,620 thousand), respectively.

4)	The amounts included in the consolidated balance sheets arising from the Group’s obligation in respect of its defined benefit plans excluding those for executive managers were as follows:

	December 31
	2023 (Retrospectively Adjusted)	2024
	NT$	NT$	US$ (Note 4)

Present value of the defined benefit obligation	$10,201,794	$10,123,897	$308,749
Fair value of the plan assets	(6,617,058)	(7,254,310)	(221,235)

Net defined benefit liabilities	3,584,736	2,869,587	87,514
Recorded under other payables	(20,281)	(18,622)	(568)
Recorded under other non-current assets	181,844	164,176	5,007

Recorded under net defined benefit liabilities	$3,746,299	$3,015,141	$91,953

Movements in net defined benefit liabilities were as follows:

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$

Balance at January 1, 2022	$11,424,860	$(5,863,264)	$5,561,596

Service cost
Current service cost	141,458	-	141,458
Past service cost and gain on settlements	(100)	-	(100)
Net interest expense (income)	118,489	(79,441)	39,048

Recognized in profit or loss	259,847	(79,441)	180,406

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(324,510)	(324,510)
Actuarial (gain) loss
Changes in financial assumptions	(1,053,680)	-	(1,053,680)
Experience adjustments	217,658	-	217,658
Changes in demographic assumptions	(507)	-	(507)

Recognized in other comprehensive income	(836,529)	(324,510)	(1,161,039)

Contributions from the employer	-	(736,508)	(736,508)
Benefits paid from
the pension fund	(571,930)	571,930	-
the Group	(115,695)	-	(115,695)

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$

Assets extinguished on settlement	$(2,920)	$-	$(2,920)
Exchange differences on foreign plans	104,364	(46,084)	58,280

Balance at December 31, 2022	10,261,997	(6,477,877)	3,784,120

Service cost
Current service cost	126,956	-	126,956
Past service cost and loss on settlements	1,194	-	1,194
Net interest expense (income)	236,102	(173,994)	62,108
Other termination benefit cost	7,822	-	7,822

Recognized in profit or loss	372,074	(173,994)	198,080

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(9,327)	(9,327)
Actuarial (gain) loss
Changes in financial assumptions	391,077	-	391,077
Experience adjustments	(309,843)	-	(309,843)
Changes in demographic assumptions	(6,476)	-	(6,476)

Recognized in other comprehensive income	74,758	(9,327)	65,431

Contributions from the employer	-	(597,870)	(597,870)
Benefits paid from
the pension fund	(615,377)	609,975	(5,402)
the Group	(79,659)	-	(79,659)
Liabilities extinguished on settlement	(2,830)	-	(2,830)
Liabilities assumed in a business combination (Note 29)	204,975	-	204,975
Exchange differences on foreign plans	(14,144)	32,035	17,891

Balance at December 31, 2023 (Retrospectively Adjusted)	10,201,794	(6,617,058)	3,584,736

Service cost
Current service cost	139,168	-	139,168
Past service cost and gain on settlements	274	-	274
Net interest expense (income)	205,562	(144,003)	61,559

Recognized in profit or loss	345,004	(144,003)	201,001

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(437,258)	(437,258)
Actuarial (gain) loss
Changes in financial assumptions	(46,189)	-	(46,189)

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$

Experience adjustments	$249,911	$-	$249,911
Changes in demographic assumptions	(16,009)	-	(16,009)

Recognized in other comprehensive income	187,713	(437,258)	(249,545)

Contributions from the employer	-	(646,687)	(646,687)
Benefits paid from
the pension fund	(539,124)	539,124	-
the Group	(124,601)	-	(124,601)
Liabilities extinguished on settlement	(5,836)	566	(5,270)
Liabilities assumed in a business combination (Note 29)	158,053	-	158,053
Exchange differences on foreign plans	(99,106)	51,006	(48,100)

Balance at December 31, 2024	$10,123,897	$(7,254,310)	$2,869,587

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at December 31, 2023 (Retrospectively Adjusted)	$311,125	$(201,801)	$109,324

Service cost
Current service cost	4,245	-	4,245
Past service cost and gain on settlements	8	-	8
Net interest expense (income)	6,269	(4,392)	1,877

Recognized in profit or loss	10,522	(4,392)	6,130

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(13,335)	(13,335)
Actuarial (gain) loss
Changes in financial assumptions	(1,409)	-	(1,409)
Experience adjustments	7,622	-	7,622
Changes in demographic assumptions	(488)	-	(488)

Recognized in other comprehensive income	5,725	(13,335)	(7,610)

Contributions from the employer	-	(19,722)	(19,722)
Benefits paid from
the pension fund	(16,442)	16,442	-
the Group	(3,800)	-	(3,800)

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Liabilities extinguished on settlement	$(178)	$17	$(161)
Liabilities assumed in a business combination (Note 29)	4,820	-	4,820
Exchange differences on foreign plans	(3,023)	1,556	(1,467)

Balance at December 31, 2024	$308,749	$(221,235)	$87,514

5)	The fair value of the plan assets by major categories at each balance sheet date was as follows:

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Cash	$2,373,133	$2,394,070	$73,012
Equity instruments	2,872,293	3,305,989	100,823
Debt instruments	1,117,087	1,246,361	38,010
Others	254,545	307,890	9,390

Total	$6,617,058	$7,254,310	$221,235

6)	Through the defined benefit plans under the Labor Standards Law of the R.O.C., the Group in R.O.C. are exposed to the following risks:

a)	Investment risk
The plan assets are invested in equity and debt securities, bank deposits, etc. The investment is conducted at the discretion of the Bureau or under the mandated management. However, in accordance with relevant regulations, the return generated by plan assets should not be below the interest rate for a 2-year time deposit with local banks.

b)	Interest risk
A decrease in the government bond interest rate will increase the present value of the defined benefit obligation; however, this will be partially offset by an increase in the return on the plan’s debt investments.

c)	Salary risk
The present value of the defined benefit obligation is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the present value of the defined benefit obligation.

7)
The management of ASE (Korea) Inc. is responsible for the administration of the fund and determination of the investment strategies according to related local regulations. ASE (Korea) Inc. is responsible for the shortfall between the fund and the defined benefit obligation. The plan assets are investment in the certificates of deposits.

8)
The present value of the defined benefit obligation and the related current service cost and past service cost were measured using the Projected Unit Credit Method. Except the pension plans for executive managers, the key assumptions used for the actuarial valuations were as follow:

	December 31
	2023	2024

Discount rates (%)	0.16-4.91	0.81-6.50
Expected rates of salary increase (%)	1.00-4.06	1.00-5.00
The sensitivity analysis below has been determined based on reasonably possible changes of the respective assumptions occurring at each balance sheet date, while holding all other assumptions constant.

	December 31
	2023 (Retrospectively Adjusted)	2024
	NT$	NT$	US$ (Note 4)

Discount rate
0.5% higher	$(432,421)	$(641,795)	$(19,573)

0.5% lower	$467,308	$687,690	$20,973

Expected rates of salary increase
0.5% higher	$425,080	$646,395	$19,713

0.5% lower	$(397,988)	$(607,402)	$(18,524)

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

9)	Maturity analysis of undiscounted pension benefit

	December 31
	2023 (Retrospectively Adjusted)	2024
	NT$	NT$	US$ (Note 4)

No later than 1 year	$699,372	$677,634	$20,666
Later than 1 year but not later than 5 years	2,814,648	2,870,872	87,553
Later than 5 years	10,045,901	9,579,301	292,141

	$13,559,921	$13,127,807	$400,360

The Group expected to make contributions of NT$600,399 thousand and NT$414,648 thousand (US$12,646 thousand) to the defined benefit plans in the next year starting from January 1, 2024 and 2025, respectively.
As of December 31, 2023 and 2024, the average duration of the defined benefit obligation of the Group was 7 to 13 years and

6 to 12
years, respectively.